PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4. PROPERTY AND EQUIPMENT

Property and equipment consists of the following assets which are located in Calgary, Canada, with all amounts translated into U.S. dollars:

	September 30, 2025	December 31, 2024
Lab equipment	$794,932	$769,105
Computer equipment and leasehold improvements	26,961	26,073
Less: Accumulated depreciation	(625,372)	(489,401)
Property and equipment, net of accumulated depreciation	$196,521	$305,777

Depreciation expense was $40,369 and $42,626 for the three months ended September 30, 2025 and 2024, respectively and $119,193 and $128,438 for the nine months ended September 30, 2025 and 2024, respectively.

NOTE 5. PROPERTY AND EQUIPMENT

Property and equipment consists of the following assets which are located in Calgary, Canada, with all amounts translated into U.S. dollars:

	December 31, 2024	December 31, 2023
Lab equipment	$769,105	$836,709
Computer equipment and leasehold improvements	26,073	28,379
Less: Accumulated depreciation	(489,401)	(357,711)
Property and equipment, net of accumulated depreciation	$305,777	$507,377

Depreciation expense was $168,739 and $175,228 for the years ended December 31, 2024 and 2023, respectively.